Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Marketable Securities [Table Text Block]
The following table summarizes the Company’s short term investments as of December 31, 2017 and 2016.

	As of December 31, 2017
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Corporate debt securities	$5,983	$7	$(14)	$5,976
Total Short term investments	$5,983	$7	$(14)	$5,976

	As of December 31, 2016
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Municipals	$1,576	$–	$(2)	$1,574
Corporate debt securities	10,860	11	(94)	10,777
Total Short term investments	$12,436	$11	$(96)	$12,351